Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment and Geographic Information [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 9 – SEGMENT AND GEOGRAPHIC INFORMATION

The Company manages its operations as a single reportable segment — Telco Services — in accordance with ASC 280, Segment Reporting. The Company’s Chief Executive Officer serves as the CODM and regularly reviews consolidated revenues, cost of revenue, gross profit, selling general and administrative expenses, and wages and benefits to evaluate performance and allocate resources to the Telco Services segment. The measure of segment profit or loss regularly reviewed by the CODM is consolidated net loss. The CODM uses consolidated net loss as the primary measure of segment profit or loss in assessing the overall performance of the Company’s Telco Services segment. In evaluating performance, the CODM analyzes trends in revenues, gross profit, operating expenses, and consolidated net loss to assess profitability, operating efficiency, cash generation, and the effectiveness of strategic initiatives. In allocating resources, the CODM considers these measures together with expected returns on investment, strategic growth opportunities, acquisition and integration initiatives, technology development priorities, and capital requirements. These assessments are used to establish operating budgets, determine personnel and infrastructure investments, evaluate acquisition opportunities, prioritize integration activities, assess potential capital returns, and allocate capital among the Company’s operating and strategic initiatives.

The Company identified two operating segments based on legal entity groupings — 42 Telecom and subsidiaries, and Telvantis and subsidiaries — and determined that both meet the aggregation criteria under ASC 280-10-50-11 based on similar nature of products and services, production processes, customer class, distribution methods, and regulatory environment, and are therefore presented as a single reportable segment. Neither 42 Telecom nor Telvantis was consolidated during the three months ended March 31, 2025, as both acquisitions were completed subsequent to that period. Accordingly, the Company reported no revenues or operating expenses from its Telco Services segment for the three months ended March 31, 2025. For the three months ended March 31, 2026, Telvantis and its subsidiaries contributed approximately 99% of consolidated revenues, with 42 Telecom and its subsidiaries contributing the remaining 1%.

The following table presents significant segment expenses regularly provided to the CODM and used to assess segment performance for the three months ended March 31, 2026 and 2025:

	Three Months Ended
	March 31,
	2026	2025

Revenue	$328,512	$-
Total revenues	328,512	-
Cost of revenue	326,322	-
Gross profit	2,190	-

Operating expenses:
Selling, general and administrative	2,440	624
Wages and benefits	741	36
Depreciation and amortization	1,988	-
Total operating expenses	5,169	660
Loss from operations	(2,979)	(660)

Other income (expense):
Interest expense, net	(415)	-
Change in FV of contingent consideration	(5,914)	-
Other income	3	-
Total other expense	(6,326)	-
Loss before income taxes	(9,305)	(660)
Income taxes	100	-
Net loss	$(9,405)	$(660)

Geographic Information

For the three months ended March 31, 2026 and 2025, revenues attributable to operations by geography were as follows:

	Three Months Ended
	March 31,
	2026	2025
Unites States	$324,499	-
Malta	3,775	-
Sweden	238	-
	$328,512	$-

For the three months ended March 31, 2026, the United States represented approximately 99% of consolidated revenues, reflecting the first full quarter of consolidation of Telvantis Voice Services, Inc. and its subsidiaries following their acquisition on December 31, 2025. Malta and Sweden revenues are generated by 42 Telecom Ltd., Arcus Technologies Ltd., and 42 Telecom AB Ltd., respectively.

Substantially all of the Company’s property, plant and equipment is held by 42 Telecom and its subsidiaries in Europe. The following table presents property, plant and equipment, net by geographic location as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Malta	$111	$119
Sweden	6	7
	$117	$126

The Company’s intangible assets are held across multiple jurisdictions — business combination intangibles recognized in connection with the acquisition of 42 Telecom are held in Europe, business combination intangibles recognized in connection with the acquisition of Telvantis are held in the United States, and the acquired intellectual property intangible assets are held by Spectral in the United States. The following table presents intangible assets, net by geographic location as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Europe	$8,437	$8,749
United States	31,175	32,689
	$39,612	$41,438

NOTE 9 – SEGMENT AND GEOGRAPHIC INFORMATION

The Company manages its operations as a single reportable segment — Telco Services — in accordance with ASC 280, Segment Reporting. The Company’s Chief Executive Officer serves as the CODM and regularly reviews consolidated revenues, cost of revenue, gross profit, selling general and administrative expenses, and wages and benefits to evaluate performance and allocate resources to the Telco Services segment. The measure of segment profit or loss regularly reviewed by the CODM is consolidated net loss. The CODM uses consolidated net loss as the primary measure of segment profit or loss in assessing the overall performance of the Company’s Telco Services segment. In evaluating performance, the CODM analyzes trends in revenues, gross profit, operating expenses, and consolidated net loss to assess profitability, operating efficiency, cash generation, and the effectiveness of strategic initiatives. In allocating resources, the CODM considers these measures together with expected returns on investment, strategic growth opportunities, acquisition and integration initiatives, technology development priorities, and capital requirements. These assessments are used to establish operating budgets, determine personnel and infrastructure investments, evaluate acquisition opportunities, prioritize integration activities, assess potential capital returns, and allocate capital among the Company’s operating and strategic initiatives.

The Company identified two operating segments based on legal entity groupings — 42 Telecom and subsidiaries, and Telvantis and subsidiaries — and determined that both meet the aggregation criteria under ASC 280-10-50-11 based on similar nature of products and services, production processes, customer class, distribution methods, and regulatory environment, and are therefore presented as a single reportable segment. Telvantis and its subsidiaries were consolidated as of December 31, 2025 and contributed no revenues or expenses to the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025.

The following table presents significant segment expenses regularly provided to the CODM and used to assess segment performance for the years ended December 31, 2025 and 2024:

	Year Ended
	December 31,
	2025	2024
Revenue	$14,551,774	$-
Revenue, related party	7,288,094	-
Total revenues	21,839,868	-
Cost of revenue	11,652,662	-
Cost of revenue, related party	7,303,516
Gross profit	2,883,690	-

Operating expenses:
Selling, general and administrative	3,187,054	2,115,924
Wages and benefits	1,026,034	144,000
Depreciation and amortization	1,598,742
Research and development	-	745,024
Total operating expenses	5,811,830	3,004,948
Loss from operations	(2,928,140)	(3,004,948)

Other income (expense):
Interest expense, net	(5,573)	-
Extinguishment of debt	-	(265,596)
Change in FV of contingent consideration	3,387,266
Other expense	(32,693)	-
Total other income (expense)	3,349,000	(265,596)
Income (loss) before income taxes	420,860	(3,270,544)
Income taxes	(497,495)	-
Net income (loss)	$918,355	$(3,270,544)

Geographic Information

For the year ended December 31, 2025 and 2024, revenues attributable to operations by geography were as follows:

	Year Ended
	December 31,
	2025	2024
Malta	21,256,026
Sweden	583,842
	$21,839,868	$-

For the year ended December 31, 2025, approximately 97% of total consolidated revenues were attributable to operations in Malta, with the remaining 3% attributable to Sweden. Telvantis and its subsidiaries were consolidated as of December 31, 2025 and contributed no revenues to the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2025. There were no revenues during the year ended December 31, 2024.

Substantially all of the Company’s property, plant and equipment is held by 42 Telecom and its subsidiaries in Europe. The following table presents property, plant and equipment, net by geographic location as of December 31, 2025 and 2024.

	Year Ended
	December 31,
	2025	2024
Malta	118,886	-
Sweden	7,168	-
	$126,054	$-

The Company’s intangible assets are held across multiple jurisdictions — business combination intangibles recognized in connection with the acquisition of 42 Telecom are held in Europe, business combination intangibles recognized in connection with the acquisition of Telvantis are held in the United States, and the acquired IP intangible assets are held by the Spectral in the United States. The following table presents Intangibles, net by geographic location as of December 31, 2025 and 2024.

	Year Ended
	December 31,
	2025	2024
Europe	8,748,810	-
United States	32,688,749	-
	$41,437,559	$-